Repurchase of Ordinary Shares	12 Months Ended
Dec. 31, 2021
Repurchase of Ordinary Shares
Repurchase of Ordinary Shares

18. Repurchase of Ordinary Shares

On November 14, 2018, the Company announced a new share repurchase program whereby ZTO is authorized to repurchase its own Class A ordinary shares in the form of ADSs with an aggregate value of up to US$500 million during an 18-month period thereafter. The Company expects to fund the repurchase out of its existing cash balance. As of December 31, 2019, the Company had purchased an aggregate of 7,716,436 ADSs at an average purchase price of US$17.33, for a total cash consideration of RMB924,418, including repurchase commissions, which had been fully paid as of December 31, 2019.

On March 13, 2020, the board of directors of the Company approved the extension of the current share repurchase program to June 30, 2021. The Company expects to fund the repurchase out of its existing cash balance. As of December 31, 2020, the Company has purchased an aggregate of 14,491,197 ADSs at an average purchase price of US$22.20, including repurchase commissions, which had been fully paid as of December 31, 2020.

On March 31, 2021, the board of directors has approved changes to the share repurchase program, increasing the aggregate value of shares that may be repurchased from US$500 million to US$1 billion and extending the effective time by two years through June 30, 2023. The Company expects to fund the repurchases out of its existing cash balance. As of December 31, 2021, the Company has purchased an aggregate of 36,074,242 ADSs at an average purchase price of US$25.21, including repurchase commissions, which had been fully paid as of December 31, 2021.